Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman Greater China Equity Fund
Class A and Class C
Neuberger Berman Mid Cap Growth Fund
Class A, Class C, Institutional Class, Advisor Class, Trust Class, Class R3 and Class R6
Neuberger Berman Small Cap Growth Fund
Class A, Class C, Institutional Class, Advisor Class, Trust Class, Class R3 and Class R6
Supplement to the Prospectuses, each dated December 15, 2020, as amended and supplemented

On July 1, 2021, Neuberger Berman Greater China Equity Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Small Cap Growth Fund (each a “Fund” and together, the “Funds”) announced they would conduct stock splits and reverse stock splits after the close of business on July 23, 2021, of the issued and outstanding shares of certain classes of the Funds.
Effective July 30, 2021, the following changes apply to the Prospectuses for the Funds.
1.	The following has been added as Appendix B to the Funds’ Class A, Class C and Institutional Class Prospectus:

Appendix B—Financial Highlights (as restated) (unaudited)

These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Greater China Equity Fund—Class A
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	11.63	11.57	15.95	14.86	9.26
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.01)	0.19	(0.08)	0.06	(0.00)
Net gains (losses)—realized and unrealized	1.40	4.19	0.81	(0.98)	2.27
Subtotal: income (loss) from investment operations	1.39	4.38	0.73	(0.92)	2.27
Minus:
Distributions to shareholders
Income dividends	0.03	0.00	0.17	—	0.05
Capital gain distributions	1.42	—	1.65	4.68	—
Subtotal: distributions to shareholders	1.45	0.00	1.82	4.68	0.05
Equals:
Share price (NAV) at end of year	11.57	15.95	14.86	9.26	11.48
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement arrangements had not been in effect.
Net expenses—actual	1.87	1.86	1.87	1.88	1.87
Gross expenses(1)	2.19	2.07	2.01	2.32	2.29
Net investment income (loss)—actual	(0.08)	1.38	(0.47)	0.54	(0.04)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)(4)	12.19	37.95	4.02	(1.40)	24.51
Net assets at end of year (in millions of dollars)	2.1	21.7	10.2	6.1	4.3
Portfolio turnover rate (%)	120	116	60	46	82
(1)	Shows what this ratio would have been if there had been no expense reimbursement.
(2)	Would have been lower if the Manager had not reimbursed certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.
(4)	Does not include the effect of sales charges.

Appendix B—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Greater China Equity Fund—Class C
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	12.30	12.10	16.57	15.37	9.32
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.08)	(0.15)	(0.17)	(0.02)	(0.05)
Net gains (losses)—realized and unrealized	1.39	4.62	0.81	(1.04)	2.25
Subtotal: income (loss) from investment operations	1.31	4.47	0.64	(1.06)	2.20
Minus:
Distributions to shareholders
Income dividends	—	—	0.08	—	—
Capital gain distributions	1.51	—	1.76	4.99	—
Subtotal: distributions to shareholders	1.51	—	1.84	4.99	—
Equals:
Share price (NAV) at end of year	12.10	16.57	15.37	9.32	11.52
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement arrangements had not been in effect.
Net expenses—actual	2.62	2.62	2.62	2.63	2.62
Gross expenses(1)	2.86	2.80	2.80	3.07	2.95
Net investment income (loss)—actual	(0.65)	(1.18)	(0.99)	(0.19)	(0.53)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)(4)	10.93	36.91	3.26	(2.13)	23.62
Net assets at end of year (in millions of dollars)	0.1	0.3	0.3	0.2	0.2
Portfolio turnover rate (%)	120	116	60	46	82
(1)	Shows what this ratio would have been if there had been no expense reimbursement.
(2)	Would have been lower if the Manager had not reimbursed certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.
(4)	Does not include the effect of sales charges.

Appendix B—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Mid Cap Growth Fund—Class A
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	14.06	13.10	14.73	17.09	16.02
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.06)	(0.06)	(0.07)	(0.07)	(0.09)
Net gains (losses)—realized and unrealized	(0.25)	2.05	3.76	0.46	3.41
Subtotal: income (loss) from investment operations	(0.31)	1.99	3.69	0.39	3.32
Voluntary contribution from Management	0.02	—	—	—	—
Minus:
Distributions to shareholders
Capital gain distributions	0.67	0.36	1.33	1.46	0.86
Subtotal: distributions to shareholders	0.67	0.36	1.33	1.46	0.86
Equals:
Share price (NAV) at end of year	13.10	14.73	17.09	16.02	18.48
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or offset arrangements had not been in effect.

Net expenses—actual	1.11	1.11	1.07	1.07	1.06
Gross expenses	1.11(1)	1.11(1)	1.07	1.07	1.06
Net investment income (loss)—actual	(0.51)	(0.49)	(0.42)	(0.47)	(0.57)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)	(1.91) (2)(5)	15.58(2)	26.48	4.65	21.70
Net assets at end of year (in millions of dollars)	76.9	54.4	52.1	33.0	36.0
Portfolio turnover rate (%)	63	47	50	48	55
(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment.
(2)	Would have been lower/higher if the Manager had not reimbursed/recouped certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.
(4)	Does not include the effect of sales charges.
(5)	Would have been lower if the Manager had not made a voluntary contribution.

Appendix B—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Mid Cap Growth Fund—Class C
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	14.77	13.65	15.22	17.52	16.29
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.17)	(0.18)	(0.20)	(0.19)	(0.21)
Net gains (losses)—realized and unrealized	(0.26)	2.13	3.87	0.47	3.43
Subtotal: income (loss) from investment operations	(0.43)	1.95	3.67	0.28	3.22
Voluntary contribution from Management	0.01	—	—	—	—
Minus:
Distributions to shareholders
Capital gain distributions	0.70	0.38	1.37	1.51	0.88
Subtotal: distributions to shareholders	0.70	0.38	1.37	1.51	0.88
Equals:
Share price (NAV) at end of year	13.65	15.22	17.52	16.29	18.63
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or offset arrangements had not been in effect.

Net expenses—actual	1.86	1.86	1.85	1.82	1.81
Gross expenses	1.88(1)	1.86(1)	1.85(1)	1.82	1.81
Net investment income (loss)—actual	(1.24)	(1.24)	(1.20)	(1.24)	(1.32)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)	(2.62) (2)(5)	14.69(2)	25.49(2)	3.91	20.77
Net assets at end of year (in millions of dollars)	10.9	9.7	11.6	10.8	11.3
Portfolio turnover rate (%)	63	47	50	48	55
(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment.
(2)	Would have been lower/higher if the Manager had not reimbursed/recouped certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.
(4)	Does not include the effect of sales charges.
(5)	Would have been lower if the Manager had not made a voluntary contribution.

Appendix B—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Mid Cap Growth Fund—Institutional Class
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	14.48	13.10	14.50	16.88	15.90
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.02)	(0.01)	(0.01)	(0.02)	(0.03)
Net gains (losses)—realized and unrealized	(0.27)	2.03	3.70	0.48	3.38
Subtotal: income (loss) from investment operations	(0.29)	2.02	3.69	0.46	3.35
Voluntary contribution from Management	0.02	—	—	—	—
Minus:
Distributions to shareholders
Capital gain distributions	1.11	0.62	1.31	1.44	0.84
Subtotal: distributions to shareholders	1.11	0.62	1.31	1.44	0.84
Equals:
Share price (NAV) at end of year	13.10	14.50	16.88	15.90	18.41
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense repayment and/or offset arrangements had not been in effect.

Net expenses—actual	0.75	0.72	0.70	0.70	0.70
Gross expenses	0.75(1)	0.72	0.70	0.70	0.70
Net investment income (loss)—actual	(0.14)	(0.09)	(0.05)	(0.11)	(0.22)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)	(1.52) (2)(4)	16.03	26.93	5.09	22.12
Net assets at end of year (in millions of dollars)	307.6	321.5	353.7	273.4	347.4
Portfolio turnover rate (%)	63	47	50	48	55
(1)	Shows what this ratio would have been if there had been no expense repayment.
(2)	Would have been higher if the Manager had not recouped certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.
(4)	Would have been lower if the Manager had not made a voluntary contribution.

Appendix B—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Small Cap Growth Fund—Class A
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	29.46	27.06	32.98	45.10	37.93
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.23)	(0.27)	(0.39)	(0.29)	(0.32)
Net gains (losses)—realized and unrealized	(0.75)	6.19	12.97	0.26	8.82
Subtotal: income (loss) from investment operations	(0.98)	5.92	12.58	(0.03)	8.50
Minus:
Distributions to shareholders
Capital gain distributions	1.42	—	0.46	7.14	1.55
Subtotal: distributions to shareholders	1.42	—	0.46	7.14	1.55
Equals:
Share price (NAV) at end of year	27.06	32.98	45.10	37.93	44.88
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses—actual	1.26	1.26	1.26	1.26	1.26
Gross expenses(1)	1.95	1.90	1.88	1.65	1.60
Net investment income (loss)—actual	(0.88)	(0.93)	(1.02)	(0.76)	(0.86)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)(4)	(3.18)	21.88	38.60	4.01	23.09
Net assets at end of year (in millions of dollars)	3.5	3.3	5.3	50.1	23.3
Portfolio turnover rate (%)	164	215	217	161	128
(1)	Shows what this ratio would have been if there had been no expense reimbursement.
(2)	Would have been lower if the Manager had not reimbursed certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.
(4)	Does not include the effect of sales charges.

Appendix B—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Small Cap Growth Fund—Class C
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	32.12	28.36	34.31	46.16	38.45
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.44)	(0.52)	(0.69)	(0.63)	(0.62)
Net gains (losses)—realized and unrealized	(0.88)	6.47	13.33	0.27	8.90
Subtotal: income (loss) from investment operations	(1.32)	5.95	12.64	(0.36)	8.28
Minus:
Distributions to shareholders
Capital gain distributions	2.44	—	0.79	7.35	1.59
Subtotal: distributions to shareholders	2.44	—	0.79	7.35	1.59
Equals:
Share price (NAV) at end of year	28.36	34.31	46.16	38.45	45.14
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses—actual	2.01	2.01	2.01	2.01	2.01
Gross expenses(1)	2.68	2.63	2.62	2.45	2.30
Net investment income (loss)—actual	(1.63)	(1.68)	(1.77)	(1.60)	(1.61)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)(4)	(3.92)	21.00	37.56	3.20	22.19
Net assets at end of year (in millions of dollars)	1.8	2.0	3.1	4.2	4.6
Portfolio turnover rate (%)	164	215	217	161	128
(1)	Shows what this ratio would have been if there had been no expense reimbursement.
(2)	Would have been lower if the Manager had not reimbursed certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.
(4)	Does not include the effect of sales charges.

Appendix B—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Small Cap Growth Fund—Institutional Class
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	28.94	26.58	32.51	44.59	37.66
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.14)	(0.17)	(0.25)	(0.17)	(0.20)
Net gains (losses)—realized and unrealized	(0.73)	6.10	12.81	0.29	8.80
Subtotal: income (loss) from investment operations	(0.87)	5.93	12.56	0.12	8.60
Minus:
Distributions to shareholders
Capital gain distributions	1.49	—	0.48	7.05	1.52
Subtotal: distributions to shareholders	1.49	—	0.48	7.05	1.52
Equals:
Share price (NAV) at end of year	26.58	32.51	44.59	37.66	44.74
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses—actual	0.90	0.90	0.90	0.90	0.90
Gross expenses(1)	1.55	1.50	1.50	1.28	1.18
Net investment income (loss)—actual	(0.53)	(0.57)	(0.66)	(0.43)	(0.51)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)	(2.82)	22.31	39.12	4.38	23.52
Net assets at end of year (in millions of dollars)	9.4	11.8	16.4	87.7	158.1
Portfolio turnover rate (%)	164	215	217	161	128
(1)	Shows what this ratio would have been if there had been no expense reimbursement.
(2)	Would have been lower if the Manager had not reimbursed certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.

2.	The following has been added as Appendix A to the Funds’ Advisor/Trust Class Prospectus:

Appendix A—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Mid Cap Growth Fund—Advisor Class
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	14.16	13.18	14.81	17.16	16.07
Plus:
Income from investment operations
Net investment income (loss)(1)	(0.08)	(0.08)	(0.09)	(0.09)	(0.11)
Net gains (losses)—realized and unrealized	(0.26)	2.07	3.78	0.47	3.41
Subtotal: income (loss) from investment operations	(0.34)	1.99	3.69	0.38	3.30
Voluntary contribution from Management	0.01	—	—	—	—
Minus:
Distributions to shareholders
Capital gain distributions	0.65	0.36	1.34	1.47	0.86
Subtotal: distributions to shareholders	0.65	0.36	1.34	1.47	0.86
Equals:
Share price (NAV) at end of year	13.18	14.81	17.16	16.07	18.51
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense repayment and/or offset arrangements had not been in effect.

Net expenses—actual	1.24	1.23	1.21	1.21	1.20
Gross expenses	1.24	1.23	1.21	1.21	1.20
Net investment income (loss)—actual	(0.63)	(0.60)	(0.56)	(0.62)	(0.70)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)	(2.04)(2)	15.47	26.32	4.53	21.57
Net assets at end of year (in millions of dollars)	11.5	12.4	15.4	12.0	10.3
Portfolio turnover rate (%)	63	47	50	48	55
(1)	Calculated based on the average number of shares outstanding during each fiscal period.
(2)	Would have been lower if the Manager had not made a voluntary contribution.

Appendix A—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Mid Cap Growth Fund—Trust Class
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	13.95	13.01	14.66	17.02	15.98
Plus:
Income from investment operations
Net investment income (loss)(1)	(0.05)	(0.04)	(0.05)	(0.06)	(0.07)
Net gains (losses)—realized and unrealized	(0.26)	2.05	3.73	0.47	3.40
Subtotal: income (loss) from investment operations	(0.31)	2.01	3.68	0.41	3.33
Voluntary contribution from Management	0.02	—	—	—	—
Minus:
Distributions to shareholders
Capital gain distributions	0.65	0.36	1.32	1.45	0.85
Subtotal: distributions to shareholders	0.65	0.36	1.32	1.45	0.85
Equals:
Share price (NAV) at end of year	13.01	14.66	17.02	15.98	18.46
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses—actual	0.98	0.97	0.95	0.95	0.94
Gross expenses	0.98	0.97	0.95	0.95	0.94
Net investment income (loss)—actual	(0.37)	(0.34)	(0.30)	(0.37)	(0.46)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)	(1.77)(2)	15.75	26.65	4.78	21.85
Net assets at end of year (in millions of dollars)	66.7	52.0	77.6	77.7	85.7
Portfolio turnover rate (%)	63	47	50	48	55
(1)	Calculated based on the average number of shares outstanding during each fiscal period.
(2)	Would have been lower if the Manager had not made a voluntary contribution.

Appendix A—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Small Cap Growth Fund—Advisor Class
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	30.96	27.56	33.51	45.36	38.05
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.29)	(0.35)	(0.49)	(0.40)	(0.39)
Net gains (losses)—realized and unrealized	(0.83)	6.30	13.09	0.29	8.83
Subtotal: income (loss) from investment operations	(1.12)	5.95	12.60	(0.11)	8.44
Minus:
Distributions to shareholders
Capital gain distributions	2.28	—	0.75	7.20	1.56
Subtotal: distributions to shareholders	2.28	—	0.75	7.20	1.56
Equals:
Share price (NAV) at end of year	27.56	33.51	45.36	38.05	44.93
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses—actual	1.51	1.51	1.51	1.44	1.44
Gross expenses(1)	2.08	2.05	2.03	1.87	1.70
Net investment income (loss)—actual	(1.13)	(1.18)	(1.27)	(1.04)	(1.04)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)	(3.40)	21.58	38.26	3.81	22.86
Net assets at end of year (in millions of dollars)	2.1	1.7	2.5	2.8	3.2
Portfolio turnover rate (%)	164	215	217	161	128
(1)	Shows what this ratio would have been if there had been no expense reimbursement.
(2)	Would have been lower if the Manager had not reimbursed certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.

Appendix A—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Small Cap Growth Fund—Trust Class
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	29.59	27.15	33.05	45.14	37.94
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.25)	(0.30)	(0.43)	(0.34)	(0.34)
Net gains (losses)—realized and unrealized	(0.75)	6.20	12.99	0.30	8.82
Subtotal: income (loss) from investment operations	(1.00)	5.90	12.56	(0.04)	8.48
Minus:
Distributions to shareholders
Capital gain distributions	1.44	—	0.47	7.16	1.55
Subtotal: distributions to shareholders	1.44	—	0.47	7.16	1.55
Equals:
Share price (NAV) at end of year	27.15	33.05	45.14	37.94	44.87
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses—actual	1.37	1.37	1.37	1.29	1.29
Gross expenses(1)	1.93	1.88	1.86	1.70	1.54
Net investment income (loss)—actual	(0.99)	(1.04)	(1.13)	(0.89)	(0.89)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)	(3.27)	21.74	38.45	3.99	23.04
Net assets at end of year (in millions of dollars)	4.4	3.9	4.4	4.6	4.6
Portfolio turnover rate (%)	164	215	217	161	128
(1)	Shows what this ratio would have been if there had been no expense reimbursement.
(2)	Would have been lower if the Manager had not reimbursed certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.

3.	The following has been added as Appendix A to the Funds’ Class R3 Prospectus:

Appendix A—Financial Highlights (as restated) (unaudited)

These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated below for the fiscal periods indicated. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Mid Cap Growth Fund—Class R3
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout the year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	14.27	13.29	14.91	17.24	16.12
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.09)	(0.10)	(0.11)	(0.12)	(0.12)
Net gains (losses)—realized and unrealized	(0.25)	2.09	3.79	0.48	3.40
Subtotal: income (loss) from investment operations	(0.34)	1.99	3.68	0.36	3.28
Voluntary Contribution from Management	0.01	—	—	—	—
Minus:
Distributions to shareholders
Capital gains distributions	0.65	0.37	1.35	1.48	0.86
Subtotal: distributions to shareholders	0.65	0.37	1.35	1.48	0.86
Equals:
Share price (NAV) at end of year	13.29	14.91	17.24	16.12	18.54
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or offset arrangements had not been in effect.

Net expenses—actual	1.36(1)	1.36(1)	1.36(1)	1.33(1)	1.31
Gross expenses	1.38	1.36	1.36	1.33	1.31
Net investment income (loss)—actual	(0.74)	(0.73)	(0.71)	(0.79)	(0.77)
OTHER DATA
Total return shows how an investment in the Fund would have performed over the year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)	(2.12)(2) (4)	15.30(2)	26.11(2)	4.41(2)	21.36
Net assets at end of year (in millions of dollars)	13.7	13.2	15.6	56.4	13.7
Portfolio turnover rate (%)	63	47	50	48	55
(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment.
(2)	Would have been lower/higher if the Manager had not reimbursed/recouped certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.
(4)	Would have been lower if the Manager had not made a voluntary contribution.

Appendix A—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Small Cap Growth Fund—Class R3
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	31.03	27.61	33.57	45.45	38.10
Plus:
Income from investment operations
Net investment income (loss)(3)	(0.29)	(0.35)	(0.49)	(0.43)	(0.43)
Net gains (losses)—realized and unrealized	(0.85)	6.31	13.12	0.29	8.86
Subtotal: income (loss) from investment operations	(1.14)	5.96	12.63	(0.14)	8.43
Minus:
Distributions to shareholders
Capital gain distributions	2.28	—	0.75	7.21	1.56
Subtotal: distributions to shareholders	2.28	—	0.75	7.21	1.56
Equals:
Share price (NAV) at end of year	27.61	33.57	45.45	38.10	44.97
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses—actual	1.51	1.51	1.51	1.51	1.51
Gross expenses(1)	2.24	2.19	2.17	2.01	1.86
Net investment income (loss)—actual	(1.12)	(1.17)	(1.27)	(1.10)	(1.11)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)	(3.44)	21.58	38.29	3.73	22.80
Net assets at end of year (in millions of dollars)	1.1	1.0	2.2	2.4	3.7
Portfolio turnover rate (%)	164	215	217	161	128
(1)	Shows what this ratio would have been if there had been no expense reimbursement.
(2)	Would have been lower if the Manager had not reimbursed certain expenses.
(3)	Calculated based on the average number of shares outstanding during each fiscal period.

4.	The following has been added as Appendix A to the Funds’ Class R6 Prospectus:

Appendix A—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Mid Cap Growth Fund—Class R6
YEAR ENDED AUGUST 31,	2016	2017	2018	2019	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	14.39	13.04	14.44	16.82	15.86
Plus:
Income from investment operations
Net investment income (loss)(1)	—	—	—	—	(0.02)
Net gains (losses) — realized and unrealized	(0.25)	2.01	3.68	0.47	3.39
Subtotal: income (loss) from investment operations	(0.25)	2.01	3.68	0.47	3.37
Voluntary contribution from Management	0.01	—	—	—	—
Minus:
Distributions to shareholders
Capital gain distributions	1.11	0.61	1.30	1.43	0.84
Subtotal: distributions to shareholders	1.11	0.61	1.30	1.43	0.84
Equals:
Share price (NAV) at end of year	13.04	14.44	16.82	15.86	18.39
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement/repayment arrangements had not been in effect.

Net expenses—actual	0.66	0.65	0.63	0.61	0.60
Gross expenses	0.66	0.65	0.63	0.61	0.60
Net investment income (loss) — actual	(0.02)	(0.02)	0.02	(0.03)	(0.11)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)	(1.44)(2)	16.13	26.99	5.20	22.27
Net assets at end of year (in millions of dollars)	193.7	262.4	433.5	461.1	524.1
Portfolio turnover rate (%)	63	47	50	48	55
(1)	Calculated based on the average number of shares outstanding during each fiscal period.
(2)	Would have been lower if the Manager had not made a voluntary contribution.

Appendix A—Financial Highlights (as restated) (unaudited)
These restated financial highlights are unaudited and describe the performance of the Fund’s class of shares indicated for the fiscal periods specified below. After the close of business on July 23, 2021, the Fund conducted stock splits and reverse stock splits of the issued and outstanding shares of certain classes of the Fund.  Per share amounts prior to this date have been restated to give effect to the split. More information regarding the split may be found at www.nb.com.
Neuberger Berman Small Cap Growth Fund—Class R6
YEAR ENDED AUGUST 31,	2019(1)	2020
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	43.68	37.59
Plus:
Income from investment operations
Net investment income (loss)(6)	0.06	(0.15)
Net gains (losses)—realized and unrealized	0.88	8.79
Subtotal: income (loss) from investment operations	0.94	8.64
Minus:
Distributions to shareholders
Capital gain distributions	7.03	1.52
Subtotal: distributions to shareholders	7.03	1.52
Equals:

Share price (NAV) at end of year	37.59	44.71
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses—actual	0.81(4)	0.80
Gross expenses(2)	1.15	1.08
Net investment income (loss)—actual	(0.15)(4)	(0.40)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)	6.35(5)	23.65
Net assets at end of year (in millions of dollars)	21.0	37.2
Portfolio turnover rate (%)	161(5)	128
(1)	Period from 9/7/2018 (beginning of operations) to 8/31/2019.
(2)	Shows what this ratio would have been if there had been no expense reimbursement.
(3)	Would have been lower if the Manager had not reimbursed certain expenses.
(4)	Annualized.
(5)	Not Annualized.
(6)	Calculated based on the average number of shares outstanding during the fiscal period.

The date of this supplement is July 30, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com